Schedule of Change in Unrealized net Capital Gains and Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	$ 62,666	$ 54,702	$ (239,384)
Amounts recognized for:
Insurance reserves	(165,992)	(11,943)	212,845
DAC and DSI	1,465	(4,984)	7,315
Amounts recognized	(164,527)	(16,927)	220,160
Deferred income taxes	60,664	(13,221)	6,728
(Decrease) increase in unrealized net capital gains and losses, after-tax	(41,197)	24,554	(12,496)
EMA limited partnerships
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	51	(3)	(58)
Short-term investments
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	(12)	(3)	1
Fixed income securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	29,700	41,965	(235,454)
Equity securities
Change In Unrealized Gain Loss Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Change in unrealized net capital gains and losses	$ 32,927	$ 12,743	$ (3,873)